SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Accounts Receivable, Doubtful Allowance	$ 453		$ 15,499	$ 9,786
Inventory Write-Down	0	$ 0	65,021	10,317
Revenue Recognized with Customer Support Service	$ 188,762	$ 180,999	$ 723,456	$ 734,922
Revenue Recognized with Customer Support Service, Percentage	0.27	0.27	0.27	0.27
Revenue from Customer Contract to Total Consolidated Revenue, Percentage	0.02	0.02	0.02	0.03
Advertising Expense			$ 3,000,000.0	$ 2,600,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	32.00%	28.00%	32.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	18.00%	14.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	15.00%	12.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Brigadier [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	50.00%	49.00%	49.00%	49.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Brigadier [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%	9.00%	12.00%	3.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage				10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Grocery Industry [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	25.00%	20.00%	18.00%	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Grocery Industry [Member] | Gourmet Foods [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Gasoline Convenience Store Sector [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	47.00%	48.00%	49.00%	45.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Printing Industry [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	40.00%	36.00%	33.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	16.00%		7.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	28.00%		26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gourmet Foods [Member] | Major Customer 1 Or 2 Or 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Brigadier [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	27.00%		31.00%	40.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Brigadier [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			39.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	25.00%		30.00%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	17.00%		15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 4 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.00%		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 5 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%		17.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | The Original Sprout L L C [Member] | Major Customer 1 Or 2 Or 3 [Member]
Product Information [Line Items]
Concentration Risk, Percentage			15.00%	39.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Grocery Industry [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	40.00%		19.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Grocery Industry [Member] | Gourmet Foods [Member] | Major Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	25.00%	27.00%	27.00%	27.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Gasoline Convenience Store Sector [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	12.00%		23.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Printing Industry [Member] | Gourmet Foods [Member] | Major Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	44.00%		40.00%